Statutory and other information - Shares and share options (Details) € in Millions, Options in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€) Options	Mar. 31, 2024 EUR (€) Options	Mar. 31, 2023 EUR (€) Options	Mar. 31, 2022 Options
Disclosure of transactions between related parties [line items]
Number of outstanding share options	16.2	16.6	18.7	22.8
Number of options exercised	0.4	1.4	4.1
Directors
Disclosure of transactions between related parties [line items]
Share based compensation | €	€ 2.2	€ 3.1	€ 1.9